SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	May 06, 2022	Mar. 31, 2022	Aug. 01, 2022	Jun. 30, 2022	Mar. 29, 2022	Mar. 22, 2022	Mar. 14, 2022	Dec. 31, 2021	Dec. 31, 2020
Issued invoices purchase orders for shipments of GLUCODOWN	$ 225,766
Common stock, shares issued				13,848,630				13,848,630	11,627,949
Authorized preferred shares				10,000,000				10,000,000
Authorized common shares				40,000,000				40,000,000	40,000,000
Common stock, shares outstanding				13,848,630				13,848,630	11,627,949
Registered [Member] | Two Independent Directors [Member]
warrants were cancelled						1,800,000
Held warrants							600,000
Glucose Health, Inc [Member]
Common stock, shares issued					13,848,630
Authorized preferred shares					10,000,000
Authorized common shares					40,000,000
Common stock, shares outstanding					13,848,630
Preferred stock, shares issued				3,781,002	3,781,002
Preferred stock, shares outstanding				3,781,002	3,781,002
Subsequent Event [Member]
Director fee			$ 30,000
Common stock, shares issued			15,000
CEO/CFO [Member]
Potential bonuses		$ 24,000
Provides for quarterly payments		100,000
CEO/CFO [Member] | April 1, 2022 [Member]
Potential bonuses		24,000
Provides for quarterly payments		$ 100,000